Fair Value Measurements - Summary of Assets Measured or Disclosed at Fair Value on a Recurring Basis (Detail) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	¥ 7,674	$ 1,102
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	7,674
Total assets measured at fair value	7,674
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	7,674
Total assets measured at fair value	¥ 7,674